Notes Payable - Related Party (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Borrowings on notes payable - related party	$ 82,025	$ 118,500	$ 285,275	$ 322,000
Repayment			4,330
Notes Payable - Related Party One [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period	470,603	231,569	231,569
Borrowings on notes payable - related party	82,000		215,500	222,000
Repayment
Accumulated interest	1,454		23,534	9,569
Notes payable - related party	83,454		470,603	231,569
Notes Payable - Related Party Two [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period	110,688	103,248	103,248
Borrowings on notes payable - related party				100,000
Repayment
Accumulated interest	3,875		7,440	3,248
Notes payable - related party	114,563		110,688	103,248
Notes Payable - Related Party Three [Member]
Short-term Debt [Line Items]
Notes payable - related party at beginning of period	$ 68,969
Borrowings on notes payable - related party			65,500
Repayment
Accumulated interest			3,469
Notes payable - related party			$ 68,969